Concentrations (Tables)	12 Months Ended
Jun. 30, 2020
Net revenues [Member]
Schedule of concentration risks
	Years ended June 30,
	2018	% of net revenues	2019	% of net revenues	2020	2020	% of net revenues
	RMB		RMB		RMB	US$

Company A	47,856	28.9%	109,130	53.7%	*	*	*
Company B	44,452	26.8%	*	*	*	*	*
Company C	27,855	16.8%	*	*	*	*	*
Company E	*	*	*	*	45,921	6,500	35.5%
Company G	*	*	23,987	11.8%	14,703	2,081	11.3%
Company H	*	*	*	*	16,790	2,376	13.0%
	120,163	72.5%	133,117	65.5%	77,414	10,957	59.8%

*	represented less than 10% of total net revenues for the year ended.

Accounts receivable [Member]
Schedule of concentration risks
	As of June 30,
	2019	%	2020	2020	%
	RMB		RMB	US$

Company A	10,398	37.4%	6,690	947	16.8%
Company D	5,042	18.2%	*	*	*
Company E	4,022	14.5%	14,543	2,058	36.5%
Company F	3,630	13.1%	*	*	*
Company H	*	*	11,042	1,563	27.7%
	23,092	83.2%	32,275	4,568	81.0%

*	represented less than 10% of account receivables as of the year end.